Risk Management - Summary of Credit Default Swap Protection Sold (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [abstract]
Credit protection purchased	$ 0	$ 0